COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Commitments [Line Items]
Bank guarantees in favor of lessor, foreign currency derivative contracts and credit card security	$ 615
Contingent fees	0	$ 500	$ 0
Marketing and business development expenses	$ 0	312	0
Royalty percentage	1.00%
IIA [Member]
Other Commitments [Line Items]
Maximum royalty repaid as percentage of grant received	100.00%
Royalty expense	$ 0	$ 534	$ 0
Contingent royalty obligations	$ 9,147
IIA [Member] | Maximum [Member]
Other Commitments [Line Items]
Royalty percentage based on future revenues	5.00%
IIA [Member] | Minimum [Member]
Other Commitments [Line Items]
Royalty percentage based on future revenues	3.00%
May 2012 Agreement With Advisor [Member]
Other Commitments [Line Items]
Agreement, start date	May 09, 2012
Agreement termination description	In 2014, the May 2012 Agreement was terminated except for certain payments arising from the Bayer Agreement which survive termination until August 5, 2025.
May 2012 Agreement With Advisor [Member] | Minimum [Member]
Other Commitments [Line Items]
Participation Rights	4.00%